Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 1 (“Amendment No. 1”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 7.A of the Original Filing to include information inadvertently omitted in the beneficial ownership table therein. The corrected information does not affect the Company’s audited financial statements filed with the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41639
Entity Registrant Name	SMX (Security Matters) Public Limited Company
Entity Central Index Key	0001940674
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1185
Auditor Name	Ziv Haft
Auditor Location	Tel-Aviv, Israe
Ordinary Shares, with a nominal value of $0.0022 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, with a nominal value of $0.0022 per share
Trading Symbol	SMX
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Ordinary Share at an exercise price of $253.00 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share at an exercise price of $253.00 per share
Trading Symbol	SMXWW
Security Exchange Name	NASDAQ
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,242,706
Public Warrants [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	284,091
Deferred Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	25,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
City Area Code	+353-1
Local Phone Number	920-1000
Contact Personnel Name	Haggai Alon